Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 3,739	$ 3,653	$ 404
Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	451,925,654	451,925,654
Ordinary shares, shares issued	190,926,475	182,762,475
Ordinary shares, shares outstanding	185,069,020	177,621,367
Billed accounts receivable
Accounts receivable, allowance for doubtful accounts	3,739	2,726
Unbilled accounts receivable
Accounts receivable, allowance for doubtful accounts		$ 927